Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Total fully benefit-responsive investment contracts	$ 761,085,480	$ 688,059,315
Synthetic investment contracts
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Total fully benefit-responsive investment contracts	$ 761,085,480	$ 688,059,315